Product sales and services (Details) - Food and Drug Administration [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Sales Revenue, Goods, Gross	$ 15,789
Sales Chargebacks	3,363
Sales Wholesaler Distribution Fees	1,470
Sales Discounts, Goods	326
Sales Returns, Goods	419
Sales Revenue, Goods, Net	10,211
Deferred Sales Gross	11,051
Deferred Sales Chargebacks	132
Deferred Sales Wholesaler Distribution Fees	972
Deferred Sales Cash Discounts And Other	225
Deferred Sales Fees And returns	0
Deferred Revenue	9,722
Deferred Sales Gross Reclassed Against Outstanding Accounts Receivable	(9,420)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Chargebacks	(23)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Wholesaler distribution fees	(823)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Cash discounts and other	(188)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Fees and returns	0
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable	(8,386)
Ending Deferred Sales Gross for which Payment has been Collected	1,630
Ending Deferred Sales Gross for which Payment has been Collected Chargebacks	109
Ending Deferred Sales Gross for which Payment has been Collected Wholesaler Distribution Fees	149
Ending Deferred Sales Gross for which Payment has been Collected Cash discounts and other	37
Ending Deferred Sales Gross for which Payment has been Collected Fees And Returns	0
Ending Deferred Sales Net for which Payment has been Collected	$ 1,335